Note 44 Personnel Expenses Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel expenses [Line Items]
Wages and salaries	€ 6,088	€ 5,937	€ 5,068
Social security contributions	1,070	1,007	834
Post-employment benefit expense, defined contribution plans	152	158	139
Post-employment benefit expense, defined benefit plans	43	51	49
Other employee expense	420	506	440
Employee benefits expense	€ 7,773	€ 7,659	€ 6,530